Annual Fund Operating Expenses - NVIT BlackRock Managed Global Allocation Fund - Class II Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.01%
Fee Waiver/Expense Reimbursement	(0.84%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.17%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.59% of the management fee until the earlier of (i) April 30, 2022 or (ii) the Fund ceases to operate as a “fund-of-funds.” The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.25% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.